INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Number of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2014 and 2013 by series is as follows:

	2014	2013
Series 7	-	-
Series 9	10	12
Series 10	9	14
Series 11	15	15
Series 12	13	21
Series 14	29	32
TOTAL	76	94

Schedule of Dispositions by Series [Table Text Block]
During the year ended March 31, 2014 the Partnership disposed of eighteen of the operating limited partnerships and a partial sale of one operating limited partnership. A summary of the dispositions by Series for March 31, 2014 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition

Series 7	-	-	$-	$-
Series 9	2	-	81,372	81,372
Series 10	4	1	250,276	250,276
Series 11	-	-	115,336	13,811
Series 12	6	2	784,434	784,434
Series 14	2	1	1,355,491	1,201,691
Total	14	4	$2,586,909	$2,331,584

* Partnership proceeds from disposition include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

During the year ended March 31, 2013 the Partnership disposed of twenty-four of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition

Series 7	-	-	$-	$-
Series 9	5	1	215,680	215,680
Series 10	1	-	67,526	67,526
Series 11	1	-	-	101,525
Series 12	1	1	160,100	160,100
Series 14	13	1	165,214	319,014
Total	21	3	$608,520	$863,845

* Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

Schedule of Contributions Payable [Table Text Block]
The contributions payable to operating limited partnerships at March 31, 2014 and 2013 by series are as follows:

	2014	2013
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$21,606,463

Acquisition costs of operating limited partnerships	2,958,280

Cumulative distributions from operating limited partnerships	(162,887)

Cumulative impairment loss in investments in operating limited partnerships	(2,314,771)

Cumulative losses from operating limited partnerships	(22,087,085)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2014, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	514,213

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(23,128,112)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	260,175

Cumulative impairment loss in investments in operating limited partnerships	2,314,771

Other	467,263

Equity per operating limited partnerships’ combined financial statements	$(19,975,519)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$2,881,634	$2,534,511

Acquisition costs of operating limited partnerships	-	439,410	224,951

Cumulative distributions from operating limited partnerships	-	(6,471)	(30,409)

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(252,659)

Cumulative losses from operating limited partnerships	-	(3,162,955)	(2,476,394)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2014, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(24,042)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,765,371)	(2,653,102)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	26,232	17,930

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	252,659

Other	-	102,475	106,885

Equity per operating limited partnerships’ combined financial statements	$-	$(3,509,088)	$(2,275,628)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,266,357	$2,830,174	$8,093,787

Acquisition costs of operating limited partnerships	727,835	344,161	1,221,923

Cumulative distributions from operating limited partnerships	(54,407)	-	(71,600)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(62,060)	(1,565,943)

Cumulative losses from operating limited partnerships	(5,657,294)	(3,112,275)	(7,678,167)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2014, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(17,229)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	130,802	383,411

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,203,502)	(3,720,151)	(7,785,986)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	73,881	40,969

Cumulative impairment loss in investments in operating limited partnerships	282,491	62,060	1,565,943

Other	383,351	14,341	(139,789)

Equity per operating limited partnerships’ combined financial statements	$(4,443,364)	$(3,456,296)	$(6,291,143)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$28,120,004

Acquisition costs of operating limited partnerships	3,948,286

Cumulative distributions from operating limited partnerships	(177,101)

Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)

Cumulative losses from operating limited partnerships	(29,346,121)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	655,610

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(28,772,360)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	346,239

Cumulative impairment loss in investments in operating limited partnerships	2,545,068

Other	574,810

Equity per operating limited partnerships’ combined financial statements	$(25,054,462)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$3,325,904	$3,452,486

Acquisition costs of operating limited partnerships	-	492,293	349,011

Cumulative distributions from operating limited partnerships	-	(13,146)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(457,341)

Cumulative losses from operating limited partnerships	-	(3,653,433)	(3,312,869)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(24,042)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(4,753,015)	(3,593,274)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	26,232	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	457,341

Other	-	151,588	124,182

Equity per operating limited partnerships’ combined financial statements	$-	$(4,447,619)	$(2,987,564)

  The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,266,357	$4,633,863	$11,441,394

Acquisition costs of operating limited partnerships	727,835	557,807	1,821,340

Cumulative distributions from operating limited partnerships	(54,407)	(6,661)	(71,600)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Cumulative losses from operating limited partnerships	(5,657,294)	(5,082,595)	(11,639,930)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(17,229)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	158,916	496,694

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,915,654)	(6,302,487)	(9,207,930)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	151,809	42,848

Cumulative impairment loss in investments in operating limited partnerships	282,491	102,414	1,551,204

Other	389,689	32,248	(122,897)

Equity per operating limited partnerships’ combined financial statements	$(4,149,178)	$(5,874,329)	$(7,595,772)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$38,658,729	$-	$6,036,817	$5,605,085
Land	4,838,581	-	701,722	647,900
Other assets	13,387,285	-	1,703,897	1,790,592

	$56,884,595	$-	$8,442,436	$8,043,577

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$72,598,867	$-	$11,736,943	$9,589,691
Accounts payable and accrued expenses	999,273	-	215,213	110,879
Other liabilities	4,257,997	-	1,006,904	255,498

	77,856,137	-	12,959,060	9,956,068
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(19,975,519)	-	(3,509,088)	(2,275,628)
Other partners	(996,023)	-	(1,007,536)	363,137

	(20,971,542)	-	(4,516,624)	(1,912,491)

	$56,884,595	$-	$8,442,436	$8,043,577

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2013 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$8,777,230	$5,596,917	$12,642,680
Land	1,129,949	786,703	1,572,307
Other assets	3,975,774	2,053,804	3,863,218

	$13,882,953	$8,437,424	$18,078,205

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,199,735	$11,198,036	$22,874,462
Accounts payable and accrued expenses	188,876	191,875	292,430
Other liabilities	979,822	899,478	1,116,295

	18,368,433	12,289,389	24,283,187
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,443,364)	(3,456,296)	(6,291,143)
Other partners	(42,116)	(395,669)	86,161

	(4,485,480)	(3,851,965)	(6,204,982)

	$13,882,953	$8,437,424	$18,078,205

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$52,759,294	$-	$7,339,901	$8,216,329
Land	6,221,583	-	811,122	842,100
Other assets	15,056,927	-	1,665,488	2,274,134

	$74,037,804	$-	$9,816,511	$11,332,563

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$92,899,945	$-	$13,864,502	$13,333,411
Accounts payable and accrued expenses	1,480,071	-	341,316	176,198
Other liabilities	5,320,626	-	1,009,005	279,352

	99,700,642	-	15,214,823	13,788,961
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(25,054,462)	-	(4,447,619)	(2,987,564)
Other partners	(608,376)	-	(950,693)	531,166

	(25,662,838)	-	(5,398,312)	(2,456,398)

	$74,037,804	$-	$9,816,511	$11,332,563

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,599,155	$9,135,874	$18,468,035
Land	1,129,949	1,269,569	2,168,843
Other assets	3,784,986	3,031,505	4,300,814

	$14,514,090	$13,436,948	$24,937,692

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,481,475	$18,324,111	$29,896,446
Accounts payable and accrued expenses	212,701	225,478	524,378
Other liabilities	1,005,836	1,046,483	1,979,950

	18,700,012	19,596,072	32,400,774
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,149,178)	(5,874,329)	(7,595,772)
Other partners	(36,744)	(284,795)	132,690

	(4,185,922)	(6,159,124)	(7,463,082)

	$14,514,090	$13,436,948	$24,937,692

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2013

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$15,656,000	$-	$2,055,809	$1,987,174
Interest and other	313,630	-	39,037	43,319

	15,969,630	-	2,094,846	2,030,493
Expenses
Interest	1,810,220	-	211,231	186,509
Depreciation and amortization	3,816,962	-	514,857	534,421
Taxes and insurance	2,026,785	-	280,775	304,409
Repairs and maintenance	3,785,689	-	493,532	432,117
Operating expenses	5,381,747	-	680,801	683,712
Other expenses	201,621	-	19,720	33,032

	17,023,024	-	2,200,916	2,174,200

NET INCOME (LOSS)	$(1,053,394)	$-	$(106,070)	$(143,707)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,286,395)	$-	$(88,096)	$(170,438)

Net income (loss) allocated to other partners	$233,001	$-	$(17,974)	$26,731

*
Amounts include $0, $88,096, $170,438, $322,392, $211,967 and $493,502 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2013 are as follows:

Year ended December 31, 2013

	Series 11	Series 12	Series 14
Revenue
Rental	$4,061,143	$2,401,366	$5,150,508
Interest and other	64,247	55,386	111,641

	4,125,390	2,456,752	5,262,149
Expenses
Interest	514,431	331,562	566,487
Depreciation and amortization	1,003,228	523,977	1,240,479
Taxes and insurance	542,904	305,561	593,136
Repairs and maintenance	932,418	656,852	1,270,770
Operating expenses	1,347,005	798,804	1,871,425
Other expenses	36,637	44,243	67,989

	4,376,623	2,660,999	5,610,286

NET INCOME (LOSS)	$(251,233)	$(204,247)	$(348,137)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(322,392)	$(211,967)	$(493,502)

Net income (loss) allocated to other partners	$71,159	$7,720	$145,365

*
Amounts include $0, $88,096, $170,438, $322,392, $211,967 and $493,502 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2012

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$19,380,979	$-	$2,410,059	$2,641,593
Interest and other	413,317	-	54,547	52,691

	19,794,296	-	2,464,606	2,694,284
Expenses
Interest	2,653,242	-	347,672	258,227
Depreciation and amortization	4,657,323	-	602,197	684,980
Taxes and insurance	2,504,995	-	328,407	377,193
Repairs and maintenance	4,739,327	-	601,911	675,873
Operating expenses	6,762,914	-	797,005	915,327
Other expenses	321,714	-	34,634	42,833

	21,639,515	-	2,711,826	2,954,433

NET INCOME (LOSS)	$(1,845,219)	$-	$(247,220)	$(260,149)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,878,168)	$-	$(213,903)	$(236,913)

Net income (loss) allocated to other partners	$32,949	$-	$(33,317)	$(23,236)

*
Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

Year ended December 31, 2012

	Series 11	Series 12	Series 14
Revenue
Rental	$4,021,144	$3,639,962	$6,668,221
Interest and other	56,560	110,174	139,345

	4,077,704	3,750,136	6,807,566
Expenses
Interest	555,153	555,635	936,555
Depreciation and amortization	1,003,462	814,483	1,552,201
Taxes and insurance	529,192	444,991	825,212
Repairs and maintenance	990,527	813,473	1,657,543
Operating expenses	1,429,536	1,195,524	2,425,522
Other expenses	37,084	98,802	108,361

	4,544,954	3,922,908	7,505,394

NET INCOME (LOSS)	$(467,250)	$(172,772)	$(697,828)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(420,925)	$(244,848)	$(761,579)

Net income (loss) allocated to other partners	$(46,325)	$72,076	$63,751

*
Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.